Prepayments for Lease of Land (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments for Lease of Land [Abstract]
Schedule of Prepayments for Lease of Land	Prepayments for lease of land consist of the followings:
	December 31, 2023	December 31, 2022
Prepayments for lease of land	$-	$401,031
Less: accumulated amortization	-	(96,244)
	$-	$304,787